Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended	53 Months Ended
	Sep. 30, 2023	May 11, 2015	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	804,953		804,953		804,953
Weighted average contractual term of options exercisable	3 years 10 months 28 days
Weighted average exercise price of options exercisble (USD per share)	$ 113.75		$ 113.75		$ 113.75
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)						250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period					12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 7.5	$ 6.5
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 33.3	$ 34.1
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	82,884		82,884		82,884